ACQUISITION OF THE EDIBLES AND INFUSION CORPORATION - Summary of assets acquired and liabilities assumed (Details) $ in Thousands	Apr. 06, 2021 CAD ($)
ASSETS
Property, plant and equipment	$ 11,828
Intangibles	2,685
Deposits on equipment	2,157
Other assets	28
Total assets	16,698
Liabilities
Accounts payable and accrued liabilities	2,047
Lease liability	1,742
Total liabilities	3,789
Total identifiable net assets at fair value	12,909
Consideration transferred
Equity instruments (5,045,873 common shares)	22,000
Contingent consideration	5,249
Working capital adjustment	(19)
Consideration transferred, acquisition-date fair value	27,230
Goodwill arising on acquisition	$ 14,321